Discontinued Operations - Additional Information (Detail) - USD ($) $ in Millions	9 Months Ended	12 Months Ended
	Sep. 30, 2015	Dec. 31, 2014
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Cash proceeds from divestiture of vaccines business	$ 46
Commercial Vaccines
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
After-tax gain from divestiture of vaccines business	9	$ 417
Cash proceeds from divestiture of vaccines business		$ 639
R&D Vaccines
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
After-tax gain from divestiture of vaccines business	28
Cash proceeds from divestiture of vaccines business	$ 34